CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (RESTATED)

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	19,297	523	74
Prepayments, other receivables and other assets	244,400	253,036	35,639
Total current assets	263,697	253,559	35,713
Investments in subsidiaries	329,331	389,559	54,868
Total non current assets	329,331	389,559	54,868
Total assets	593,028	643,118	90,581
Commitments and Contingencies
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	1,006,048	1,006,048	141,699
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	149	149	21
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	226,278	177,547	25,007
Statutory surplus reserve	8,253	9,217	1,298
Accumulated losses	(647,669)	(549,812)	(77,439)
Total deficit	(413,020)	(362,930)	(51,117)

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Administrative expenses	(8,022)	(9,628)	(1,356)
Financial expense, net	3,027	(508)	(72)
Share of (loss)/income of subsidiaries	(88,528)	109,401	15,409
(LOSS)/PROFIT BEFORE TAX	(93,523)	99,265	13,981
Income tax profit (expenses)	-	(2)	-
Net (loss)/profit for the year	(93,523)	99,263	13,981
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-	-
Net profit attribute to ordinary shareholders	(223,534)	99,263	13,981
Comprehensive (loss)/income	(93,523)	99,263	13,981

Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Net cash used in operating activities	(21,678)	(8,775)	(1,236)
Net cash generated from investing activities	-	-	-
Net cash generated from (used in) financing activities	6,478	(9,498)	(1,338)
Exchange rate effect on cash and cash equivalents	3,019	(501)	(71)
Net decrease in cash and cash equivalents	(12,181)	(18,774)	(2,644)
Cash and cash equivalents at beginning of the year	31,478	19,297	2,718
Cash and cash equivalents at end of the year	19,297	523	74

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and the subsidiaries’ losses and incomes as “Share of (loss)/income of subsidiaries” on the condensed statements of comprehensive (loss)/income.

Under PRC rules and regulations, all subsidiaries of the Company in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.